FINANCIAL INCOME AND EXPENSES (Schedule of Financial Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income:
Non-cash financial income	$ 2,390	$ 2,270	$ 13,015
Interest income	808	877	476
Financial expense	3,198	3,147	13,491
Financial expense:
Interest on finance leases	(42)	(55)	(33)
Cash interest on exchangeable notes	(4,600)	(4,600)	(3,348)
Non-cash interest on exchangeable notes (Note 24)	(723)	(718)	(535)
Interest on deferred consideration and licence fee	(40)	(66)	(138)
Financial expense	(5,405)	(5,439)	(4,054)
Net Financing (Expense) / Income	$ (2,207)	$ (2,292)	$ 9,437